Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss	6 Months Ended
	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 10,725,321	$ 1,580,716	¥ 7,673,997
Cost of revenues	(9,693,101)	(1,428,586)	(6,152,154)
Gross profit	1,032,220	152,130	1,521,843
Operating expenses:
Sales and marketing expenses	(3,315,701)	(488,674)	(2,384,856)
General and administrative expenses	(10,363,725)	(1,527,413)	(5,749,151)
Research and development expenses	(919,062)	(135,453)	(2,235,578)
Total operating expenses	(14,598,488)	(2,151,540)	(10,369,585)
Loss from operations	(13,566,268)	(1,999,410)	(8,847,742)
Other income (expenses):
Investment income	391	58
Interest (expenses) income, net	1,739	256	(93,150)
Other income, net	467	69	29,813
Government grants	1,069	158	11,251
Total other (expenses) income, net	3,666	541	(52,086)
Loss before income tax	(13,562,602)	(1,998,869)	(8,899,828)
Income tax expenses	(4,485)	(661)	(267)
Net loss	(13,567,087)	(1,999,530)	(8,900,095)
Net loss attributable to noncontrolling interests	(41,324)	(6,090)	(366,538)
Net loss attributable to the Jianzhi Education Technology Group Company Limited’s shareholders	(13,525,763)	(1,993,440)	(8,533,557)
Net loss	(13,567,087)	(1,999,530)	(8,900,095)
Other comprehensive loss:
Foreign currency translation adjustments	(1,205,303)	(177,640)	(269,126)
Total comprehensive income	(14,772,390)	(2,177,170)	(9,169,221)
Net comprehensive loss attributable to noncontrolling interests	(41,324)	(6,090)	(366,538)
Comprehensive loss attributable to the Jianzhi Education Technology Group Company Limited’s shareholders	¥ (14,731,066)	$ (2,171,080)	¥ (8,802,683)
Loss per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.01)	$ (0)	¥ (0.07)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.01)	$ (0)	¥ (0.07)
Weighted average number of shares
Basic (in Shares)	2,577,868,648	2,577,868,648	121,110,000
Diluted (in Shares)	2,577,868,648	2,577,868,648	121,110,000